PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks 99.0%
Biotechnology 38.4%
ACADIA Pharmaceuticals, Inc.*	426,562	$20,888,741
Amicus Therapeutics, Inc.*	1,709,278	20,989,934
Apellis Pharmaceuticals, Inc.*(a)	1,401,959	67,532,365
Argenx SE (Netherlands), ADR*(a)	157,490	52,078,793
Biogen, Inc.*	53,529	14,606,993
BioNTech SE (Germany), ADR*(a)	203,204	22,155,332
Blueprint Medicines Corp.*	191,193	18,778,976
Burning Rock Biotech Ltd. (China), ADR*(a)	1,088,068	39,159,567
C4 Therapeutics, Inc.*	209,981	9,012,385
Constellation Pharmaceuticals, Inc.*	464,338	11,701,318
CRISPR Therapeutics AG (Switzerland)*(a)	182,700	22,963,563
Denali Therapeutics, Inc.*(a)	258,897	18,588,805
Dicerna Pharmaceuticals, Inc.*	280,638	7,571,613
Fate Therapeutics, Inc.*(a)	543,958	48,803,912
Genetron Holdings Ltd. (China), ADR*	1,081,001	26,581,815
Gilead Sciences, Inc.	367,897	22,588,876
Gossamer Bio, Inc.*(a)	933,655	8,776,357
Gracell Biotechnologies, Inc. (China), ADR*	256,335	5,826,495
Innovent Biologics, Inc. (China), 144A*	2,185,314	22,527,618
Intellia Therapeutics, Inc.*(a)	273,741	16,550,381
Kymera Therapeutics, Inc.*	138,006	6,621,528
Legend Biotech Corp., ADR*	224,141	6,092,152
Mirati Therapeutics, Inc.*	56,637	11,379,506
Natera, Inc.*	747,484	86,775,418
Novavax, Inc.*	124,115	28,699,111
Nurix Therapeutics, Inc.*(a)	243,617	8,675,201
ORIC Pharmaceuticals, Inc.*(a)	355,000	11,502,000
PMV Pharmaceuticals, Inc.*(a)	264,824	9,965,327
Praxis Precision Medicines, Inc.*(a)	145,260	6,318,810
ProQR Therapeutics NV (Netherlands)*(a)	1,725,935	7,887,523
Sage Therapeutics, Inc.*(a)	393,359	33,435,515
Sarepta Therapeutics, Inc.*(a)	138,684	12,073,829
Seagen, Inc.*	56,841	8,589,243
Turning Point Therapeutics, Inc.*	385,174	45,415,866
Twist Bioscience Corp.*	76,543	10,535,379
Veracyte, Inc.*	271,761	15,778,444
Vertex Pharmaceuticals, Inc.*	226,158	48,069,883
Zai Lab Ltd. (China), ADR*	314,843	46,445,639
		881,944,213
Drug Retail 1.0%
Walgreens Boots Alliance, Inc.	492,146	23,588,558

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment & Instruments 0.1%
908 Devices, Inc.*	36,719	$1,953,084
Health Care Services 5.2%
Cigna Corp.	323,778	67,961,002
Guardant Health, Inc.*	320,529	47,175,458
Signify Health, Inc. (Class A Stock)*(a)	107,431	3,547,372
		118,683,832
Health Care Equipment 21.1%
Abbott Laboratories	252,846	30,285,894
Becton, Dickinson & Co.	180,985	43,644,533
Boston Scientific Corp.*	651,215	25,254,118
Danaher Corp.	192,059	42,189,600
DexCom, Inc.*	151,501	60,264,068
Edwards Lifesciences Corp.*	432,437	35,935,515
Insulet Corp.*	71,318	18,478,494
Intuitive Surgical, Inc.*	44,878	33,066,110
Medtronic PLC	258,782	30,269,730
Nevro Corp.*(a)	113,100	18,681,858
NuVasive, Inc.*	264,053	15,930,317
Ortho Clinical Diagnostics Holdings PLC*	146,026	2,526,250
Outset Medical, Inc.*(a)	109,632	5,458,577
Shockwave Medical, Inc.*	358,404	41,847,251
Tandem Diabetes Care, Inc.*	219,592	21,078,636
Teleflex, Inc.	28,547	11,365,132
Zimmer Biomet Holdings, Inc.	302,117	49,263,198
		485,539,281
Health Care Supplies 3.3%
Alcon, Inc. (Switzerland)*(a)	147,917	10,117,523
Align Technology, Inc.*	39,506	22,404,248
Cooper Cos., Inc. (The)	112,354	43,383,250
		75,905,021
Health Care Technology 3.1%
Accolade, Inc.*	222,005	9,839,261
Certara, Inc.*(a)	56,784	1,967,566
Phreesia, Inc.*	441,719	27,055,289
Teladoc Health, Inc.*(a)	144,314	31,906,382
Yidu Tech, Inc. (China), 144A*	215,758	1,349,105
		72,117,603

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 11.7%
10X Genomics, Inc. (Class A Stock)*	128,304	$22,836,829
AbCellera Biologics, Inc. (Canada)*(a)	14,197	535,369
Avantor, Inc.*	726,641	20,251,485
Berkeley Lights, Inc.*(a)	30,707	1,902,913
Illumina, Inc.*	62,744	27,570,341
IQVIA Holdings, Inc.*	195,647	37,718,785
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	195,890	6,370,343
PPD, Inc.*	470,439	16,493,591
Repligen Corp.*	157,903	33,537,018
Sartorius Stedim Biotech (France)	108,297	47,389,182
Seer, Inc.*	137,119	6,613,249
Wuxi Biologics Cayman, Inc. (China), 144A*	3,692,082	46,356,478
		267,575,583
Managed Health Care 7.7%
Humana, Inc.	150,413	57,104,296
UnitedHealth Group, Inc.	357,838	118,880,940
		175,985,236
Pharmaceuticals 7.4%
Arvinas, Inc.*	119,634	9,367,342
AstraZeneca PLC (United Kingdom), ADR(a)	328,427	15,889,298
Catalent, Inc.*	124,062	14,107,090
Eli Lilly & Co.	425,792	87,240,523
Novo Nordisk A/S (Denmark), ADR(a)	397,158	28,297,508
Revance Therapeutics, Inc.*(a)	573,343	15,055,987
		169,957,748

Total Common Stocks (cost $1,325,585,473)		2,273,250,159
Preferred Stock 0.0%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $1,800,000; purchased 8/31/12)*^(f)	3,063,048	643,240

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Biotechnology
Aileron Therapeutics, Inc., expiring 03/29/24 (original cost $116,418; purchased 03/29/19)(f)	895,522	$—
Immatics NV (Germany), expiring 12/31/25	278,909	725,163

Total Warrants (cost $593,185)		725,163

Total Long-Term Investments (cost $1,327,978,658)		2,274,618,562

	Shares
Short-Term Investment 7.8%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $178,837,546; includes $178,817,927 of cash collateral for securities on loan)(b)(we)	179,097,402	179,007,854

TOTAL INVESTMENTS 106.8% (cost $1,506,816,204)		2,453,626,416
Liabilities in excess of other assets (6.8)%		(155,993,182)

Net Assets 100.0%		$2,297,633,234

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $643,240 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,202,654; cash collateral of $178,817,927 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,916,418. The aggregate value of $643,240 is 0.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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